Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	$ 2,623	$ 2,655
Aggregate Fair Value of Plan Assets	2,264	2,370
Funded Status	(359)	(285)
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	318	325
Aggregate Fair Value of Plan Assets	6	6
Funded Status	$ (312)	$ (319)